SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts
Changes in valuation and qualifying accounts
Balance at beginning of period	$ 10,796	$ 30,145	$ 32,176
Charged (credited) to costs and expenses	(75)	(1,148)	2,161
(Deductions) Adjustments	342	(576)	(4,192)
Balance at end of period	11,063	10,796	30,145
Allowance for doubtful accounts | IPTV divestiture
Changes in valuation and qualifying accounts
(Deductions) Adjustments		(17,625)
Tax valuation allowance
Changes in valuation and qualifying accounts
Balance at beginning of period	418,285	469,224	473,914
Charged (credited) to costs and expenses	36,324	(30,745)	(3,877)
Charged (credited) to other accounts	(31,820)	(20,194)	(813)
Balance at end of period	$ 422,789	$ 418,285	$ 469,224